TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Provision for unrecognized tax positions	$ 243	$ 234	$ 220	$ 0
Interest and Exchange difference	9	14	$ 3
Israeli [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 19,695	$ 19,261